LEASES - Maturities of lease liabilities (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating leases- ASU842
2020		¥ 56,270
2021		49,136
2022		46,436
2023		34,139
2024		25,772
Thereafter		130,442
Total lease payments		342,195
Less: interest		(72,616)
Operating Lease, Liability, Total		269,579
Less: current portion	$ (7,687)	(53,512)
Non-current portion	$ 31,036	¥ 216,067